As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                 NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND, INC.
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Dividend Advantage Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                        MARKET VALUE+        NUMBER OF SHARES                              MARKET VALUE+
                                      ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (133.0%)                                           52,300 Crescent Real Estate Equities             866
                                                                 77,200 General Electric                        2,789(00)
AEROSPACE (2.2%)                                                 29,000 iStar Financial                         1,214
     47,400 Lockheed Martin                 2,740 ss.            29,500 Vornado Realty Trust                    2,040
                                                                                                           ----------
                                                                                                               11,631
APARTMENTS (11.7%)
     52,100 Apartment Investment &                           ENERGY (11.5%)
             Management                     1,870                52,400 ChevronTexaco Corp.                     2,851
     24,000 BRE Properties                    882 ss.            29,700 ConocoPhillips                          2,756
     36,700 Camden Property Trust           1,663               108,000 Enterprise Products Partners            2,960 ss.
     85,500 Equity Residential              2,697                37,800 Kinder Morgan                           2,836
     64,300 Home Properties                 2,598 ss.            50,300 PetroChina Co.                          2,822 ss.
     62,200 Post Properties                 1,970                                                          ----------
    125,600 United Dominion Realty          2,791                                                              14,225
             Trust                    -----------
                                           14,471            FOOD & BEVERAGE (2.1%)
                                                                 47,400 Diageo PLC ADR                          2,603
BANKING & FINANCIAL (14.2%)
     29,000 Bank of America                 1,345            HEALTH CARE (6.4%)
     26,700 Citigroup Inc.                  1,310                61,500 Abbott Laboratories                     2,769
     12,000 Freddie Mac                       783                35,000 Health Care Property Investors            909
     35,900 Hartford Financial                                   29,800 Health Care REIT                          998 ss.
             Services Group                 2,416               126,600 Ventas, Inc.                            3,241
     26,400 Lincoln National                1,218 ss.                                                      ----------
    113,000 Luminent Mortgage                                                                                   7,917
             Capital                        1,258
     50,000 MBNA Corp.                      1,329
     35,600 Nationwide Financial                             INDUSTRIAL (3.8%)
             Services                       1,315                29,900 Dover Corp.                             1,145
     58,200 Northern Trust                  2,540                66,000 EastGroup Properties                    2,388
     42,500 U.S. Bancorp                    1,277                31,000 First Industrial Realty
     51,600 Wachovia Corp.                  2,830 ss.                           Trust                           1,213
                                      -----------                                                          ----------
                                           17,621                                                               4,746
BASIC MATERIALS (1.2%)                                       LODGING (1.0%)
     11,700 Rio Tinto                       1,469 ss.            60,000 Sunstone Hotel Investors                1,254

COMMERCIAL SERVICES (1.3%)                                   OFFICE (17.7%)
     50,000 Capital Trust                   1,606                74,900 Arden Realty                            2,526
                                                                 53,000 Brandywine Realty Trust                 1,468
COMMUNITY CENTERS (6.0%)                                         72,800 CarrAmerica Realty                      2,209
     48,000 Developers Diversified                               81,100 CRT Properties                          1,862
             Realty                         1,908                80,400 Equity Office Properties
     51,800 Heritage Property                                            Trust                                  2,250
             Investment Trust               1,525                72,300 Glenborough Realty Trust                1,392
     19,000 Regency Centers                   939                60,600 Highwoods Properties                    1,485
    128,200 Tanger Factory                                      141,000 Properties Trust HRPT                   1,679
             Outlet Centers                 3,025                64,300 Kilroy Realty                           2,513
                                      -----------                75,400 Mack-Cali Realty                        3,165
                                            7,397                38,600 Prentiss Properties Trust               1,383
                                                                                                           ----------
CONSUMER DISCRETIONARY (4.4%)                                                                                  21,932
    140,600 Mattel Inc.                     2,735
     50,500 V. F. Corp.                     2,684            OFFICE - INDUSTRIAL (2.5%)
                                      -----------                91,600 Bedford Property Investors              2,300
                                            5,419                20,200 Liberty Property Trust                    789
                                                                                                           ----------
                                                                                                                3,089
COSMETICS (2.0%)
     47,000 Procter & Gamble                2,502

DIVERSIFIED (9.4%)                                           PHARMACEUTICAL (2.1%)
     48,700  Colonial Properties Trust      1,768                54,600 Novartis AG ADR                         2,614
     42,500 Cooper Industries Class A       2,954

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                          MARKET VALUE+        NUMBER OF SHARES                              MARKET VALUE+
                                        ($000'S OMITTED)                                                   ($000'S OMITTED)
PUBLISHING & BROADCASTING (2.0%)
     75,000 R.R. Donnelley                   2,509             SHORT-TERM INVESTMENTS (25.0%)

REGIONAL MALLS (11.9%)                                            $23,358,500 N&B Securities Lending Quality
     30,200 CBL & Associates Properties      2,077                             Fund, LLC                            23,359++
     90,500 Glimcher Realty Trust            2,316                  8,790,019 Neuberger Berman Prime Money
     33,000 Kimco Realty                     1,748                             Fund Trust Class                      8,790@
     39,600 Macerich Co.                     2,266             TOTAL SHORT-TERM INVESTMENTS                     ----------
     68,300 Pennsylvania REIT                2,733             (COST $32,149)                                       32,149#
     61,500 Simon Property Group             3,647 ss.                                                          ----------
                                      ------------
                                            14,787             TOTAL INVESTMENTS (161.1%)
                                                               (COST $186,422)                                     199,810##
RETAIL (1.0%)                                                  Liabilities, less cash, receivables
     71,800 Pier 1 Imports                   1,272                and other assets [(18.8%)]                       (23,288)@@
                                                               Liquidation Value of Auction Market
                                                                 Preferred Shares [(42.3%)]                        (52,500)
                                                                                                                -----------
SELF STORAGE (2.0%)
     23,100 Shurgard Storage Centers           945
     30,000 Sovran Self Storage              1,194             TOTAL NET ASSETS APPLICABLE TO COMMON
     18,000 U-Store-It Trust                   295             SHAREHOLDERS (100.0%)                              $124,022
                                      ------------                                                              ----------
                                             2,434

SOFTWARE (0.8%)
     40,000 Microsoft Corp.                  1,051

SPECIALTY (1.2%)
    127,700 Spirit Finance                   1,520 * ss.

TELECOMMUNICATIONS (3.5%)
    124,400 Sprint Corp.                     2,964 ss.
     55,800 Vodafone Group ADR               1,450
                                      ------------
                                             4,414

UTILITIES (9.0%)
     28,000 Ameren Corp.                     1,403
     32,400 Cinergy Corp.                    1,305 ss.
     20,000 Dominion Resources               1,388
     53,000 Duke Energy                      1,420 ss.
     33,000 Exelon Corp.                     1,460
     60,500 NiSource, Inc.                   1,386
     40,400 Southern Co.                     1,364
     20,300 TXU Corp.                        1,405 ss.
                                      ------------
                                            11,131

WASTE MANAGEMENT (2.1%)
     90,300 Waste Management                 2,619

TOTAL COMMON STOCKS
 (COST $151,696)                           164,973
                                      ------------

PREFERRED STOCKS (2.2%)

LODGING (2.2%)
    108,300 Felcor Lodging Trust,
             Ser. A
           (COST $2,577)                     2,688
                                      ------------

PRINCIPAL AMOUNT

                  NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. ("the Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.


## At January 31, 2005, the cost of investments for U.S. Federal income tax purposes was $186,422,000. Gross unrealized appreciation of investments was $14,872,000 and gross unrealized depreciation of investments was $1,484,000, resulting in net unrealized appreciation of $13,388,000, based on cost for U.S. Federal income tax purposes.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ss.   All or a portion of this security is on loan.

++ The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management company complex, the Quality Fund may be considered an affiliate of the Fund.

*     Non-income producing security.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

@@ At January 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                            RATE TYPE
                                                   ---------------------------
                                                                 VARIABLE-RATE     ACCRUED
                                                   FIXED-RATE         PAYMENTS         NET
                                                     PAYMENTS         RECEIVED    INTEREST      UNREALIZED
    SWAP COUNTER        NOTIONAL     TERMINATION      MADE BY           BY THE  RECEIVABLE    APPRECIATION       TOTAL
    PARTY                 AMOUNT            DATE     THE FUND          FUND(1)   (PAYABLE)  (DEPRECIATION)  FAIR VALUE
    Merrill Lynch   $ 40,000,000   July 16, 2008       3.818%            2.48%   $(20,813)       $(70,217)   $(91,030)

(1) 30 day LIBOR (London Interbank Offered Rate)


For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund, Inc.


By: /s/Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2005



By: /s/John McGovern
    ------------------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2005